Average Annual Total Returns (Invesco Growth Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return Before Taxes
1 Year	13.24%
5 Years	2.36%
Since Inception	5.27%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions | Class Institutional, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return After Taxes on Distributions
1 Year	12.63%
5 Years	1.66%
Since Inception	4.64%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.83%
5 Years	1.89%
Since Inception	4.42%
Inception Date	Apr. 30, 2004
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.03%
Inception Date	Apr. 30, 2004
Custom Growth Allocation Index (pre-9/30/10)
Average Annual Total Returns
Label	Custom Growth Allocation Index (pre-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	14.84%
5 Years	3.11%
Since Inception	5.61%
Inception Date	Apr. 30, 2004
Custom Growth Allocation Index (post-9/30/10)
Average Annual Total Returns
Label	Custom Growth Allocation Index (post-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.09%
5 Years	2.61%
Since Inception	5.23%
Inception Date	Apr. 30, 2004
Lipper Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Multi-Cap Core Funds Index:
1 Year	16.63%
5 Years	2.94%
Since Inception	5.15%
Inception Date	Apr. 30, 2004